UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5717

DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Worldwide Dollar Money Market Fund, Inc.
January 31, 2007 (Unaudited)

Negotiable Bank Certificates of Deposit--36.3%	Principal Amount ($)	Value ($)

Banca Monte dei Paschi di Siena SpA (Yankee)
5.30%, 2/6/07	25,000,000	25,000,000
Bank of America N.A.
5.32%, 3/21/07	30,000,000 a	30,000,000
Barclays Bank PLC (Yankee)
5.25%, 6/8/07	25,000,000	25,000,000
Calyon (Yankee)
5.31%, 3/1/07	25,000,000	25,000,000
Canadian Imperial Bank of Commerce (Yankee)
5.25%, 5/31/07	2,700,000	2,700,214
Credit Suisse (Yankee)
5.31%, 2/28/07	20,000,000	20,000,000
DEPFA BANK PLC (Yankee)
5.30%, 4/4/07	30,000,000 b	30,000,000
HBOS Treasury Services PLC (Yankee)
5.25%, 5/31/07	10,300,000	10,300,815
HSH Nordbank AG (Yankee)
5.31%, 3/1/07	25,000,000 b	24,999,976
Landesbank Baden-Wuerttemberg (Yankee)
5.30%, 2/9/07	20,730,000	20,729,995
Societe Generale (London)
5.32%, 2/5/07	30,000,000	30,000,208
Wilmington Trust Co., DE
5.40%, 3/19/07	10,000,000	10,000,000
Total Negotiable Bank Certificates of Deposit
(cost $253,731,208)		253,731,208
Commercial Paper--49.4%

Amstel Funding Corp.
5.30%, 3/5/07	25,000,000 b	24,883,778
BNP Paribas Finance Inc.
5.31%, 3/5/07	25,000,000	24,883,667
Cancara Asset Securitisation Ltd.
5.32%, 2/27/07	3,951,000 b	3,936,019
Citigroup Funding Inc.
5.33%, 2/16/07	30,000,000	29,934,250
Cullinan Finance Ltd.
5.38%, 3/13/07	30,000,000 b	29,825,333
Danske Corp., Delaware
5.32%, 4/27/07	25,000,000	24,693,941
Deutsche Bank Financial LLC
5.27%, 2/1/07	25,000,000	25,000,000
Edison Asset Securitization L.L.C.
5.26%, 6/1/07	13,470,000 b	13,239,663
FCAR Owner Trust, Ser. I
5.38%, 3/14/07	10,000,000	9,940,322
Harrier Finance Funding Ltd.

5.32%, 2/26/07	30,000,000 b	29,890,625
Lexington Parker Capital Co. LLC
5.34%, 4/4/07	25,000,000 b	24,775,250
Mane Funding Corp.
5.31%, 4/17/07	21,733,000 b	21,495,748
Prudential Funding LLC
5.27%, 2/1/07	25,000,000	25,000,000
Sigma Finance Inc.
5.31%, 3/6/07	30,000,000 b	29,856,038
Svenska Handelsbanken Inc.
5.31%, 4/19/07	29,000,000	28,674,974
Total Commercial Paper
(cost $346,029,608)		346,029,608
Corporate Notes--7.9%

Links Finance LLC
5.33%, 10/25/07	25,000,000 a,b	24,998,178
Westpac Banking Corp.
5.29%, 2/16/07	30,000,000 a	30,000,000
Total Corporate Notes
(cost $54,998,178)		54,998,178
Time Deposits--6.4%

Branch Banking & Trust Co. (Grand Cayman)
5.25%, 2/1/07	20,000,000	20,000,000
Manufacturers & Traders Trust Company (Grand Cayman)
5.29%, 2/1/07	25,000,000	25,000,000
Total Time Deposits
(cost $45,000,000)		45,000,000
Total Investments (cost $699,758,994)	100.0%	699,758,994
Liabilities, Less Cash and Receivables	(.0%)	(349,139)
Net Assets	100.0%	699,409,855
a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities
	amounted to $257,900,608 or 36.9% of net assets.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)